Acquisition of Global Institute (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 11, 2018
Cash purchase price		$ 60,598
Goodwill impairment loss	$ 55,763
AUD [Member]
Cash purchase price		$ 81,900